Short-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2012 and 2013, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.42% to 0.57% and 0.42% to 0.45%, respectively, and cash totaling $73,000 thousand and $105,500 thousand are pledged as collateral, respectively.

As of December 31, 2013, unused credit lines amounted to $204,660 thousand, which expire between April 2014 and December 2014. Among which, $6,710 thousand expired in April 2014.